Waddell & Reed InvestEd Portfolios, Inc.

Supplement Dated December 16, 2005

to

Prospectus Dated May 1, 2005

and supplemented June 30, 2005

This supplement contains important information regarding the expenses for Class A shares and changes for Class B and Class C shares.

Class A Shares of Each Portfolio

Effective January 1, 2006, the Total Annual Portfolio Operating Expenses for Class A shares of each of Growth Portfolio, Balanced Portfolio and Conservative Portfolio will be reduced to 0.25%.

The following information replaces the disclosure regarding the Annual Portfolio Operating Expenses of Class A shares in the section of the prospectus for each Portfolio entitled "Fees and Expenses":

Waddell & Reed InvestEd Growth Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Portfolio:

Shareholder Fees
(fees paid directly from your investment) [1]

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load) (as a percentage of
lesser of amount invested or redemption value)	None

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

Management Fee	0.00%
Distribution and
Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Total Annual Portfolio
Operating Expenses	0.25%

1Effective February 1, 2006, Waddell & Reed InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

In addition to the total annual operating expenses shown above, the shareholders of the Portfolio will indirectly bear a pro rata share of the fees and expenses of each underlying fund in which it invests. The following table shows the anticipated share of expenses from the underlying funds, based on the weighted average of the expense ratio of the Class Y shares of each fund (Class A shares of Waddell & Reed Advisors Cash Management, Inc.) for that fund's most recent fiscal period that ended on or before June 30, 2005, or September 30, 2005, as applicable. The weighted average was determined by using the allocations of the Portfolio's assets in the underlying funds, as of September 30, 2005. Actual expenses may be higher or lower, depending on the Portfolio's allocations and the actual expenses of the underlying funds.

Expenses from Underlying Funds	0.93%
Combined Annual Portfolio Operating Expenses	1.18%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses of the Portfolio and its underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	------	-------	-------	--------
Class A Shares	$708	$987	$1,284	$2,111

1Waddell & Reed InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Waddell & Reed InvestEd Balanced Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Portfolio:

Shareholder Fees
(fees paid directly from your investment) [1]

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load) (as a percentage of
lesser of amount invested or redemption value)	None

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

Management Fee	0.00%
Distribution and
Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Total Annual Portfolio
Operating Expenses	0.25%

1Effective February 1, 2006, Waddell & Reed InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

In addition to the total annual operating expenses shown above, the shareholders of the Portfolio will indirectly bear a pro rata share of the fees and expenses of each underlying fund in which it invests. The following table shows the anticipated share of expenses from the underlying funds, based on the weighted average of the expense ratio of the Class Y shares of each fund (Class A shares of Waddell & Reed Advisors Cash Management, Inc.) for that fund's most recent fiscal period that ended on or before June 30, 2005, or September 30, 2005, as applicable. The weighted average was determined by using the allocations of the Portfolio's assets in the underlying funds, as of September 30, 2005. Actual expenses may be higher or lower, depending on the Portfolio's allocations and the actual expenses of the underlying funds.

Expenses from Underlying Funds	0.89%
Combined Annual Portfolio Operating Expenses	1.14%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses of the Portfolio and its underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	------	-------	-------	--------
Class A Shares	$704	$975	$1,264	$2,069

1Waddell & Reed InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Waddell & Reed InvestEd Conservative Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Portfolio:

Shareholder Fees
(fees paid directly from your investment) [1]

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	4.25%

Maximum Deferred Sales Charge (Load) (as a percentage of
lesser of amount invested or redemption value)	None

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

Management Fee	0.00%
Distribution and
Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Total Annual Portfolio
Operating Expenses	0.25%

1Effective February 1, 2006, Waddell & Reed InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

In addition to the total annual operating expenses shown above, the shareholders of the Portfolio will indirectly bear a pro rata share of the fees and expenses of each underlying fund in which it invests. The following table shows the anticipated share of expenses from the underlying funds, based on the weighted average of the expense ratio of the Class Y shares of each fund (Class A shares of Waddell & Reed Advisors Cash Management, Inc.) for that fund's most recent fiscal period that ended on or before June 30, 2005, or September 30, 2005, as applicable. The weighted average was determined by using the allocations of the Portfolio's assets in the underlying funds, as of September 30, 2005. Actual expenses may be higher or lower, depending on the Portfolio's allocations and the actual expenses of the underlying funds.

Expenses from Underlying Funds	0.83%
Combined Annual Portfolio Operating Expenses	1.08%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses of the Portfolio and its underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	------	-------	-------	--------
Class A Shares	$550	$813	$1,092	$1,874

1Waddell & Reed InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Class B and Class C Shares of Each Portfolio

Effective January 1, 2006, Class B and Class C shares of Growth Portfolio, Balanced Portfolio and Conservative Portfolio are closed to new shareholders. Effective March 1, 2006, Class B and Class C shares of Growth Portfolio, Balanced Portfolio and Conservative Portfolio will be closed to all purchases, including via exchanges (although dividends will continue to be paid in shares of the applicable Class).

The Board of Directors of Waddell & Reed InvestEd Portfolios, Inc., at a meeting held on November 9, 2005, approved the conversion of Class B and Class C shares of each of Growth Portfolio, Balanced Portfolio and Conservative Portfolio into Class A Shares of each of Growth Portfolio, Balanced Portfolio and Conservative Portfolio, with such conversion to take place no later than March 31, 2006 (the "Conversion Date"). All Class B Shares or Class C Shares of a Portfolio that a shareholder holds as of the close of business on the Conversion Date shall be converted, without any fee, load or charge to the shareholder, to the number (rounded to the third decimal place) of Class A Shares of such Portfolio that is equal in aggregate net asset value ("NAV") to the aggregate NAV of such Class B Shares or Class C Shares, as the case may be, both determined as of the close of business on the Conversion Date.